******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22870
Reporting Period: 07/01/2015 - 06/30/2016
Stone Ridge Trust II



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-22870


                              Stone Ridge Trust II
               (Exact name of registrant as specified in charter)


                         510 Madison Avenue, 21st Floor
                               New York, NY 10022
              (Address of principal executive offices) (Zip code)


                        Stone Ridge Asset Management LLC
                         510 Madison Avenue, 21st Floor
                               New York, NY 10022
                    (Name and address of agent for service)


        Registrant's telephone number, including area code: 855-609-3680


Date of fiscal year end: 10/31


Date of reporting period: July 1, 2015 - June 30, 2016

Item 1. Proxy Voting Record

============== Stone Ridge Reinsurance Risk Premium Interval Fund ==============


FIDELITY NEWBURY STREET TRUST

Ticker:                      Security ID:  316175207
Meeting Date: DEC 16, 2015   Meeting Type: Special
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Elizabeth S. Acton       For       For          Management
1.2   Elect Director John Engler              For       For          Management
1.3   Elect Director Albert R. Gamper, Jr.    For       For          Management
1.4   Elect Director Robert F. Gartland       For       For          Management
1.5   Elect Director Abigail P. Johnson       For       For          Management
1.6   Elect Director Arthur E. Johnson        For       For          Management
1.7   Elect Director Michael E. Kenneally     For       For          Management
1.8   Elect Director James H. Keyes           For       For          Management
1.9   Elect Director Marie L. Knowles         For       For          Management
1.10  Elect Director Geoffrey A. von Kuhn     For       For          Management




============ Stone Ridge Reinsurance Risk Premium Interval Sub Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust II


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens
                          President


Date  August 17, 2016

* Print the name and title of each signing officer under his or her signature.